Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018
C000250838
Account Value [Line Items]
Line Graph and Table Measure Name	TCW Flexible Income ETF (FLXR)
Account Value	$ 14,454	$ 14,718	$ 14,530	$ 14,262	$ 13,891	$ 13,780	$ 13,561	$ 13,785	$ 13,640	$ 13,760	$ 13,695	$ 13,273	$ 12,776	$ 12,904	$ 13,104	$ 13,097	$ 12,972	$ 13,002	$ 13,125	$ 13,016	$ 12,737	$ 12,963	$ 12,551	$ 12,527	$ 12,171	$ 12,200	$ 12,686	$ 12,887	$ 12,549	$ 12,864	$ 12,892	$ 13,181	$ 13,428	$ 13,574	$ 13,740	$ 13,696	$ 13,740	$ 13,802	$ 13,785	$ 13,763	$ 13,687	$ 13,640	$ 13,593	$ 13,457	$ 13,508	$ 13,523	$ 13,440	$ 13,345	$ 13,116	$ 13,084	$ 13,047	$ 12,992	$ 12,892	$ 12,696	$ 12,517	$ 12,142	$ 12,378	$ 12,180	$ 11,989	$ 11,934	$ 11,861	$ 11,841	$ 11,788	$ 11,519	$ 11,514	$ 11,358	$ 11,155	$ 11,024	$ 10,610	$ 10,291	$ 10,137	$ 10,000
TCW Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,958	$ 11,236	$ 11,088	$ 10,931	$ 10,681	$ 10,581	$ 10,405	$ 10,674	$ 10,577	$ 10,728	$ 10,758	$ 10,361	$ 9,912	$ 10,071	$ 10,334	$ 10,400	$ 10,408	$ 10,445	$ 10,560	$ 10,496	$ 10,236	$ 10,508	$ 10,194	$ 10,240	$ 9,877	$ 10,007	$ 10,459	$ 10,763	$ 10,506	$ 10,674	$ 10,605	$ 11,024	$ 11,339	$ 11,466	$ 11,719	$ 11,749	$ 11,714	$ 11,718	$ 11,820	$ 11,842	$ 11,712	$ 11,630	$ 11,592	$ 11,501	$ 11,647	$ 11,817	$ 11,902	$ 11,886	$ 11,771	$ 11,823	$ 11,830	$ 11,926	$ 11,751	$ 11,677	$ 11,623	$ 11,420	$ 11,488	$ 11,284	$ 11,071	$ 11,079	$ 11,085	$ 11,051	$ 11,111	$ 10,830	$ 10,806	$ 10,672	$ 10,486	$ 10,483	$ 10,286	$ 10,292	$ 10,184	$ 10,000